LOSS PER CLASS A and CLASS B ORDINARY SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER CLASS A and CLASS B ORDINARY SHARE
LOSS PER CLASS A and CLASS B ORDINARY SHARE

22   LOSS PER CLASS A and CLASS B ORDINARY SHARE

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2021	2022	2023

Net loss	(1,191,213)	(1,266,118)	(4,285,393)

Net loss (income) attributable to non-controlling interests	1,403	(3,427)	(4,660)
Net loss attributable to redeemable non-controlling interests	2,592	655	—
Accretion to redemption value of redeemable non-controlling interests	(77,644)	(10,801)	—
Adjustment to the redemption value of redeemable non-controlling interests	—	(178,982)	—
Cumulative dividend on redeemable preferred shares	(49,073)	(51,212)	(53,625)

Net loss available to GDS Holdings Limited ordinary shareholders	(1,313,935)	(1,509,885)	(4,343,678)

Weighted average number of ordinary shares outstanding - basic and diluted	1,452,906,722	1,464,447,843	1,468,187,956

Loss per ordinary share - basic and diluted	(0.90)	(1.03)	(2.96)

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(1,252,810)	(61,125)	(1,440,198)	(69,687)	(4,194,323)	(149,355)
Weighted average number of ordinary shares outstanding - basic and diluted	1,385,316,386	67,590,336	1,396,857,507	67,590,336	1,417,704,951	50,483,004
Loss per ordinary share - basic and diluted	(0.90)	(0.90)	(1.03)	(1.03)	(2.96)	(2.96)

During the years ended December 31, 2021, 2022 and 2023, the Company issued nil, 29,252,600 and nil ordinary shares, respectively, to its share depository bank, which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

The following securities were excluded from the computation of diluted loss per share as inclusion would have been either the performance condition relating to the securities have not been satisfied or anti-dilutive. The share options and restricted shares below represented the maximum number of shares to be issued.

	Years ended December 31,
	2021	2022	2023

Share options/restricted shares	28,930,720	38,534,512	48,996,888
Convertible bonds payable	46,526,049	145,726,048	288,600,152
Total	75,456,769	184,260,560	337,597,040